Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Year ended		Year ended
	Dec. 31, 2022		Dec. 31, 2021
	Number of shares subject to option	Weighted- average exercise price C$	Number of shares subject to option	Weighted average exercise price C$
Balance, beginning of year	1,659,288	$5.71	1,563,189	$3.77
Number of units granted during the year	602,614	$9.77	509,385	$10.42
Exercised	(421,545)	$3.80	(326,161)	$3.76
Forfeited	(311,597)	$7.94	(87,125)	$5.79
Balance, end of year	1,528,760	$7.38	1,659,288	$5.71

Disclosure of fair value assumptions used in the black scholes valuation of share options explanatory [Table Text Block]
For options granted during the year ended	Dec. 31, 2022	Dec. 31, 2021
Weighted average share price at grant date (CAD)	$9.77	$10.42
Risk-free rate	1.81%	1.02%
Expected dividend yield	0.2%	0.2%
Expected stock price volatility (based on historical volatility)	55.9%	60.5%
Expected life of option (months)	84	84
Weighted average per share fair value of stock options granted (CAD)	$5.45	$6.06

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
Dec. 31, 2022
Range of exercise prices C$	Number of options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price C$	Number of options exercisable	Weighted average share price at exercise date C$
$3.76 - $3.92	644,983	4.15	$3.76	264,553	$3.76
$3.93 - $9.00	30,283	5.85	$6.92	9,194	$7.04
$9.01 - $9.92	487,005	6.16	$9.92	-	$-
$9.92 - $10.42	366,489	5.15	$10.42	122,628	$10.42

Dec. 31, 2021
Range of exercise prices C$	Number of options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price C$	Number of options exercisable	Weighted average share price at exercise date C$
$3.76 - $3.92	1,176,399	5.15	$3.78	191,651	$3.79
$10.42 - $10.42	482,889	6.15	$10.42	-	$-

Deferred Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about number and weighted average exercise prices of other equity instruments [Table Text Block]
	Year ended
	Dec. 31, 2022	Dec. 31, 2021
Granted during the year:
Number of units	238,627	173,929
Weighted average price (C$/unit)	$6.45	$8.85
Expenses recognized during the year[1] (notes 6d)	$849	$1,459
Payments made during the year (note 20)	$-	$2,053

Restricted Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about number and weighted average exercise prices of other equity instruments [Table Text Block]
	Year ended
	Dec. 31, 2022	Dec. 31, 2021
Number of units, beginning of year	2,484,860	2,940.337
Number of units granted during the year	701,050	515,727
Credits for dividends	6,203	6,949
Number of units forfeited during the year	(180,324)	(133,804)
Number of units vested	(928,799)	(844,349)
Number of units, end of year [1]	2,082,990	2,484,860
Weighted average price - granted (C$/unit)	$9.64	$10.42
Expenses recognized during the year[2] (note 6d)	$2,076	$5,385
Payments made during the year (note 20)	$6,232	$6,143

Performance Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about number and weighted average exercise prices of other equity instruments [Table Text Block]
	Year ended
	Dec. 31, 2022	Dec. 31, 2021
Number of units, beginning of year	1,506,231	1,095,615
Number of units granted during the year	423,322	406,656
Credits for dividends	4,598	3,960
Number of units forfeited during the year	(285,782)	-
Number of units vested	(275,306)	-
Number of units, end of year	1,373,063	1,506,231
Weighted average price - granted (C$/unit)	$9.82	$10.42
(Recovery) expense recognized during the year (note 6d)	$(1,011)	$3,382
Payments made during the year (note 20)	$1,115	$-